SCHEDULE OF BALANCES OF THE INTANGIBLE ASSETS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Information technology service management system	$ 436,506	$ 3,404,743	$ 3,404,743
Less: accumulated amortization	(236,127)	(1,841,791)	(1,060,316)
Intangible asset, net	$ 200,379	$ 1,562,952	$ 2,344,427